Capital stock - Schedule of Shares (Details) - CAD ($)		12 Months Ended
	Jan. 29, 2020	Sep. 30, 2020	Sep. 30, 2019
Reconciliation of number of shares outstanding [abstract]
Beginning balance		$ 6,884,103,000	$ 6,684,807,000
Issued upon exercise of stock options (in shares)		1,438,877	1,942,580
Issued upon exercise of stock options		$ 57,151,000	$ 63,703,000
PSUs exercised		0	0
Purchased and held in trust		(55,287,000)	(30,740,000)
Ending balance		7,264,160,000	6,884,103,000
Contributed surplus
Reconciliation of number of shares outstanding [abstract]
Beginning balance		245,577,000	213,195,000
Issued upon exercise of stock options		(12,269,000)	(14,070,000)
PSUs exercised		(9,078,000)	(7,651,000)
Ending balance		252,935,000	245,577,000
Contributed surplus | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Issued upon exercise of stock options		$ (12,269,000)	$ (14,070,000)
Capital stock
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		268,803,168,000	279,370,820,000
Beginning balance		$ 1,903,977,000	$ 2,018,592,000
Issued upon exercise of stock options (in shares)		1,438,877,000	1,942,580,000
Issued upon exercise of stock options		$ 69,420,000	$ 77,773,000
PSUs exercised (in shares)		0	0
PSUs exercised		$ 9,078,000	$ 7,651,000
Purchased and cancelled (in shares)		(10,605,464,000)	(12,510,232,000)
Purchased and cancelled		$ (165,315,000)	$ (169,299,000)
Purchased and held in trust (in shares)		0	0
Purchased and held in trust		$ (55,287,000)	$ (30,740,000)
Ending balance (in shares)		259,636,581,000	268,803,168,000
Ending balance		$ 1,761,873,000	$ 1,903,977,000
Capital stock | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		239,857,462,000	250,425,114,000
Beginning balance		$ 1,863,595,000	$ 1,978,210,000
Issued upon exercise of stock options (in shares)		1,438,877,000	1,942,580,000
Issued upon exercise of stock options		$ 69,420,000	$ 77,773,000
PSUs exercised (in shares)		0	0
PSUs exercised		$ 9,078,000	$ 7,651,000
Purchased and cancelled (in shares)		(10,605,464,000)	(12,510,232,000)
Purchased and cancelled		$ (165,315,000)	$ (169,299,000)
Purchased and held in trust (in shares)		0	0
Purchased and held in trust		$ (55,287,000)	$ (30,740,000)
Ending balance (in shares)		230,690,875,000	239,857,462,000
Ending balance		$ 1,721,491,000	$ 1,863,595,000
Shares purchased (in shares)		525,331	374,995
Capital stock | Class B multiple voting shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		28,945,706,000	28,945,706,000
Beginning balance		$ 40,382,000	$ 40,382,000
Issued upon exercise of stock options (in shares)		0	0
Issued upon exercise of stock options		$ 0	$ 0
PSUs exercised (in shares)		0	0
PSUs exercised		$ 0	$ 0
Purchased and cancelled (in shares)		0	0
Purchased and cancelled		$ 0	$ 0
Purchased and held in trust (in shares)		0	0
Purchased and held in trust		$ 0	$ 0
Ending balance (in shares)		28,945,706,000	28,945,706,000
Ending balance		$ 40,382,000	$ 40,382,000
Retained earnings
Reconciliation of number of shares outstanding [abstract]
Beginning balance		4,557,855,000	4,251,424,000
Ending balance		$ 4,703,642,000	$ 4,557,855,000
PSUs
Reconciliation of number of shares outstanding [abstract]
PSUs exercised (in shares)		157,788	160,694
PSUs | Capital stock
Reconciliation of number of shares outstanding [abstract]
PSUs exercised (in shares)		157,788	160,694
PSUs | Capital stock | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Shares outstanding, held in trust (in shares)		1,243,022	875,480
NCIB | Capital stock | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled (in shares)		(4,596,559)	(7,301,870)
Purchased and cancelled		$ 443,517,000	$ 626,075,000
Number of shares authorized for purchase and cancellation (in shares)	20,149,100
NCIB | Retained earnings | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled		$ 406,747,000	$ 567,125,000
Normal Course Issuer Bid - Caisse De Depot | Capital stock | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled (in shares)		(6,008,905)	(5,158,362)
Purchased and cancelled		$ (600,000,000)	$ (500,000,000)
Normal Course Issuer Bid - Caisse De Depot | Retained earnings | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled		$ (471,455,000)	$ (389,651,000)